Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$3,611	$3,611
Total liabilities	$—	$—	$3,611	$3,611

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$413	$413
Total liabilities	$—	$—	$413	$413

Summary of Change in the Fair Value of the Contingent Consideration

The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2025	2024
Beginning balance – January 1	$413	$4,854
Additions (1)	3,611	—
Contingent consideration payments	(426)	(191)
Gain on fair value remeasurement of contingent consideration (2)	—	(1,024)
Reclassification (3)	—	(2,917)
Foreign currency translation adjustments	13	(309)
Ending balance – December 31	$3,611	$413

(1)
Additions represent contingent consideration liabilities arising from the SIL acquisition (refer to Note 2 – Business Combinations) in the third quarter of fiscal year 2025.
(2)
Gain on fair value remeasurement of contingent consideration mainly relates to the Spirable acquisition for the year ended December 31, 2024.
(3)
During the fourth quarter of fiscal year 2024, the obligation in relation to the Spirable acquisition ceased to be contingent on any service period or performance targets, and was reclassified to deferred consideration.